ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF PRELIMINARY ALLOCATION OF CONSIDERATION

Details of the carrying amount and the fair value of identifiable assets and liabilities acquired and purchase consideration paid are as follows:

Consideration
Common shares	$12,500,000
Warrants	1,200,000
Contingent consideration[1]	9,926,000
Total consideration	$23,626,000

Fair value of identifiable assets acquired, and liabilities assumed
Net working capital	$30,908
Property, plant, and equipment	9,092
Intangible assets	18,170,000
Goodwill	5,416,000
Total identifiable assets	$23,626,000

1	Contingent consideration, for the purposes of the final allocation of the purchase price consideration, was measured as at the date of Somah acquisition - July 31, 2020. During the nine months ended September 30, 2021, the fair market value of the contingent liabilities, measured in accordance with Level 3 of the fair value hierarchy, has decreased by $472,000 (Note 3).

Consideration given:

Common stock shares given	$12,500,000
Warrants given	1,932,300
Total consideration given	$14,432,300

Fair value of identifiable assets acquired, and liabilities assumed:

Receivables	$45,845
Inventory	229,635
Fixed assets	9,092
Intangible assets	14,147,728
Total identifiable net assets	$14,432,300